Application of New Standards, Amendments and Interpretations - Additional Information (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Non-cancellable operating lease commitments			$ 78,102	$ 2,551	$ 108,449
Increase in operating cash flows			32,099
Decrease in financing cash flows			$ 1,049
After Reporting Period Significant Impact
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Increase in lease liability	$ 73,021	$ 2,386
Increase in right-of-use asset	$ 73,021	$ 2,386